Financial instruments - Measurement of fair values hierarchy levels (Details) - CAD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivative assets		$ 3,881	$ 40,804
Investments in equity securities	[1]	28,916	21,417
Current portion of long-term debt		(499,599)	0
Derivative liabilities		(61,387)	(23,414)
Long-term debt		(996,072)	(1,494,471)
Net financial instruments		(1,524,261)	(1,455,664)
Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		2,201	39,984
Derivative liabilities		(54,866)	(5,624)
Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		1,680	820
Derivative liabilities		(823)	(970)
Uranium contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		(5,698)	(16,820)
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity securities		28,916	21,417
Net financial instruments		28,916	21,417
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Current portion of long-term debt		(511,210)	0
Long-term debt		(1,111,782)	(1,652,230)
Net financial instruments		(1,680,498)	(1,634,840)
Level 2 of fair value hierarchy [member] | Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		2,201	39,984
Derivative liabilities		(54,866)	(5,624)
Level 2 of fair value hierarchy [member] | Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		1,680	820
Derivative liabilities		(823)	(970)
Level 2 of fair value hierarchy [member] | Uranium contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		(5,698)	(16,820)
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity securities		28,916	21,417
Current portion of long-term debt		(511,210)	0
Long-term debt		(1,111,782)	(1,652,230)
Net financial instruments		(1,651,582)	(1,613,423)
Fair value [member] | Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		2,201	39,984
Derivative liabilities		(54,866)	(5,624)
Fair value [member] | Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		1,680	820
Derivative liabilities		(823)	(970)
Fair value [member] | Uranium contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		$ (5,698)	$ (16,820)

[1]

At January 1, 2018, Cameco designated the investments shown below as equity securities at FVOCI because these equity securities represent investments that the Company intends to hold for the long term for strategic purposes . In 2017, these investments were classified as available-for-sale and measured through OCI under IAS 39 (see note 3 ). There were no dividends recognized on any of these investments during the year.